Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2015	2014

Government authorities	$128	$-
Advances to suppliers	230	153
Prepaid expenses	334	307
Other	33	30

	$725	$490